COMMITMENTS AND CONTINGENCIES (Details) (RUB)	1 Months Ended	12 Months Ended
	Jul. 31, 2012 item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital commitments
Purchase agreements to acquire property, plant and equipment, intangible assets and costs related thereto		41,798,000,000
Future minimum lease payments due for the five years ending December 31, 2019 and thereafter
2015		5,172,000,000
2016		691,000,000
2017		384,000,000
2018		269,000,000
2019		222,000,000
Thereafter		1,700,000,000
Total		8,438,000,000
Commitment and contingencies
Period within which the LTE networks are to be fully deployed	7 years
Number of inhabitants in each population center for delivery of LTE services	50,000
Minimum annual investment obligation towards the LTE roll-out until the network is fully deployed	15,000,000,000
General and administrative expenses.
Commitment and contingencies
Rental expense		16,220,000,000	14,677,000,000	13,334,000,000
Cost of services
Commitment and contingencies
Rental expense		7,860,000,000	7,583,000,000	7,207,000,000